ELECTRICITY CONCESSIONS AND AUTHORIZATIONS - Electricity Transmission Concessions - SPEs (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$) item km
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	30
Transmission lines (in kilometers) | km	2,299
RAP Cycle	R$ 656,212
062/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	69
Transmission lines (in kilometers) | km	19,847
RAP Cycle	R$ 6,383,644
061/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	121
Transmission lines (in kilometers) | km	19,385
RAP Cycle	R$ 4,191,502
058/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	51
Transmission lines (in kilometers) | km	8,841
RAP Cycle	R$ 2,236,189
057/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	54
Transmission lines (in kilometers) | km	8,898
RAP Cycle	R$ 1,163,364
012/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	111
RAP Cycle	R$ 336,441
034/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	665
RAP Cycle	R$ 269,995
020/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	5
Transmission lines (in kilometers) | km	473
RAP Cycle	R$ 174,767
010/2005
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	4
Transmission lines (in kilometers) | km	376
RAP Cycle	R$ 164,369
010/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	50
RAP Cycle	R$ 114,617
021/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	7
Transmission lines (in kilometers) | km	986
RAP Cycle	R$ 105,227
004/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	6
Transmission lines (in kilometers) | km	783
RAP Cycle	R$ 102,838
008/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	5
Transmission lines (in kilometers) | km	286
RAP Cycle	R$ 102,290
004/2004
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	372
RAP Cycle	R$ 89,213
019/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	60
RAP Cycle	R$ 67,241
022/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	547
RAP Cycle	R$ 58,167
004/2013
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	297
RAP Cycle	R$ 57,542
004/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	4
Transmission lines (in kilometers) | km	34
RAP Cycle	R$ 54,290
014/2013
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	163
RAP Cycle	R$ 53,223
017/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	5
Transmission lines (in kilometers) | km	96
RAP Cycle	R$ 49,318
005/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	4
Transmission lines (in kilometers) | km	42
RAP Cycle	R$ 36,049
006/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	49
RAP Cycle	R$ 34,762
019/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	7
Transmission lines (in kilometers) | km	321
RAP Cycle	R$ 33,624
001/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	95
RAP Cycle	R$ 33,336
007/2005
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	208
RAP Cycle	R$ 33,047
007/2014
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	6
Transmission lines (in kilometers) | km	275
RAP Cycle	R$ 32,170
011/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	4
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 31,731
005/2006
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	257
RAP Cycle	R$ 31,692
007/2006
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	71
RAP Cycle	R$ 29,086
016/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 25,172
002/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 23,881
010/2007
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	95
RAP Cycle	R$ 23,567
018/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	6
Transmission lines (in kilometers) | km	208
RAP Cycle	R$ 22,939
010/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	65
RAP Cycle	R$ 21,219
017/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	46
RAP Cycle	R$ 20,628
017/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 17,642
006/2005
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	90
RAP Cycle	R$ 17,550
028/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	187
RAP Cycle	R$ 17,511
007/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 16,945
013/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 16,667
003/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	180
RAP Cycle	R$ 15,972
007/2008
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	36
RAP Cycle	R$ 15,726
012/2007
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	4
Transmission lines (in kilometers) | km	316
RAP Cycle	R$ 15,476
014/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	30
RAP Cycle	R$ 15,389
002/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	231
RAP Cycle	R$ 15,262
020/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	115
RAP Cycle	R$ 14,728
009/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	64
RAP Cycle	R$ 13,277
006/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	95
RAP Cycle	R$ 12,796
014/2008
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	145
RAP Cycle	R$ 12,510
021/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	91
RAP Cycle	R$ 11,999
018/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	145
RAP Cycle	R$ 11,250
004/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 9,992
014/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 9,642
012/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 9,606
004/2008
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	238
RAP Cycle	R$ 9,504
009/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	59
RAP Cycle	R$ 8,388
005/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 8,182
005/2008
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	110
RAP Cycle	R$ 7,325
008/2005
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	120
RAP Cycle	R$ 7,173
014/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	2
Transmission lines (in kilometers) | km	51
RAP Cycle	R$ 6,340
012/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	3
Transmission lines (in kilometers) | km	37
RAP Cycle	R$ 5,890
008/2014
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 4,919
013/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 3,072
Electricity Transmission Concessions, Corporate, Agreement
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	452
Transmission lines (in kilometers) | km	66,342
RAP Cycle	R$ 16,537,871
Auction No. 004/2025 – Lot 6A¹
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 0
Auction No. 004/2025 – Lot 7A¹
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 0
Auction No. 004/2025 – Lot 6B¹
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 0
Auction No. 004/2025 – Lot 7B¹
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	0
RAP Cycle	R$ 0
008/2024
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	11
Transmission lines (in kilometers) | km	1,116
RAP Cycle	R$ 319,866
004/2024
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	4
Transmission lines (in kilometers) | km	534
RAP Cycle	R$ 157,030
006/2024
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	9
Transmission lines (in kilometers) | km	337
RAP Cycle	R$ 92,983
009/2023
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	300
RAP Cycle	R$ 77,896
012/2024
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item	1
Transmission lines (in kilometers) | km	12
RAP Cycle	R$ 8,437
Electricity transmission concessions – SPEs
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	1,361,978
Belo Monte Transmissora de Energia S.A
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 410,610
Electric power transmission lines, Percentage	49.00%
Interligação Elétrica do Madeira S.A. - IE Madeira
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 408,366
Electric power transmission lines, Percentage	49.00%
Transnorte Energia S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 210,274
Electric power transmission lines, Percentage	64.61%
Sistema de Transmissão Nordeste S.A. - STN
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 125,100
Electric power transmission lines, Percentage	49.00%
Interligação Elétrica Garanhuns S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 91,380
Electric power transmission lines, Percentage	49.00%
Paranaíba Transmissora de Energia S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 48,940
Electric power transmission lines, Percentage	24.50%
Goiás Transmissão S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 36,068
Electric power transmission lines, Percentage	49.00%
MGE Transmissão S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 16,900
Electric power transmission lines, Percentage	49.00%
Transenergia Renovável S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 10,930
Electric power transmission lines, Percentage	49.00%
Transenergia São Paulo S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 3,410
Electric power transmission lines, Percentage	49.00%